Old Mutual Funds II
Supplement Dated March 5, 2009

This Supplement updates certain information contained in the currently effective Class A and Class C Shares Prospectus of Old Mutual Funds II (the “Trust”) dated July 28, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Expense Limitation Reduction – Old Mutual Focused Fund

Effective following the close of business on March 6, 2009, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual Focused Fund” section of the Prospectus on page 23:

FEES AND EXPENSES TABLE

	CLASS A		CLASS C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price and paid directly from your investment)	5.75%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price and paid directly from your investment)	None(1)		1.00%
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and paid directly from your investment)	2.00	%(2)	2.00	%(2)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00		$12.00

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75	%(3)	0.75	%(3)
Distribution (12b-1) Fees	None		0.75%
Other Expenses
Service Fees	0.25%		0.25%
Other Operating Expenses	1.20%		5.62%
Acquired Fund Fees and Expenses	0.01	%(4)	0.01	%(4)
Total Other Expenses	1.46%		5.88%
Total Annual Operating Expenses	2.21%		7.38%
Expense (Reduction)/Recoupment	(0.90)%		(5.32)%
Net Annual Operating Expenses	1.31	%(5)	2.06	%(5)

(1)	If you purchase $1,000,000 or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1% CDSC at the time of redemption.

(2)
To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or CDSCs, but are retained by the Fund for the benefit of all shareholders.  See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(3)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(4)
The Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(5)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual agreement to waive through July 31, 2010 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) do not exceed 1.30% and 2.05% for Class A and Class C shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses:  fund level expenses (e.g., management fees, custody fees, trustee fees) and class level expenses (e.g., distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  Fund level expenses are limited to 0.80% for each class and class level expenses are limited to 0.50% and 1.25% for the Fund’s Class A and Class C shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008, in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the applicable expense limits, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Effective August 1, 2010, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 3.00% and 3.75% for Class A and Class C shares, respectively, through December 31, 2019. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective following the close of business on March 6, 2009, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual Focused Fund” section of the Prospectus on page 24:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class A	$701	$1,145	$1,614	$2,906
Class C	$309	$992	$1,795	$3,892

You would pay the following if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$209	$992	$1,795	$3,892

Effective following the close of business on March 6, 2009, the following replaces in their entirety the “Performance Example” tables under the “Fund Summaries – Old Mutual Focused Fund” section of the Prospectus on page 25:

Class A Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.31%	(2.27%)	$9,773	$701
2	10.25%	2.21%	0.45%	$10,045	$219
3	15.76%	2.21%	3.26%	$10,326	$225
4	21.55%	2.21%	6.14%	$10,614	$231
5	27.63%	2.21%	9.10%	$10,910	$238
6	34.01%	2.21%	12.14%	$11,214	$244
7	40.71%	2.21%	15.27%	$11,527	$251
8	47.75%	2.21%	18.49%	$11,849	$258
9	55.13%	2.21%	21.79%	$12,179	$266
10	62.89%	2.21%	25.19%	$12,519	$273

Total Gain After Fees & Expenses				$2,519
Total Annual Fees & Expenses					$2,906

Class C Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	2.06%	2.94%	$10,294	$209
2	10.25%	3.76%	4.22%	$10,422	$389
3	15.76%	3.76%	5.51%	$10,551	$394
4	21.55%	3.76%	6.82%	$10,682	$399
5	27.63%	3.76%	8.14%	$10,814	$404
6	34.01%	3.76%	9.48%	$10,948	$409
7	40.71%	3.76%	10.84%	$11,084	$414
8	47.75%	3.76%	12.21%	$11,221	$419
9	55.13%	3.76%	13.61%	$11,361	$425
10	62.89%	3.76%	15.01%	$11,501	$430

Total Gain After Fees & Expenses				$1,501
Total Annual Fees & Expenses					$3,892

Old Mutual Focused Fund

Effective on or about the close of business on March 31, 2009 (the “Effective Date”), the sub-advisory agreement with Liberty Ridge Capital, Inc. (“Liberty Ridge”) will be terminated and Old Mutual Capital, Inc. (“Old Mutual Capital”) will begin providing the portfolio management services previously provided by Liberty Ridge. Jerome J. Heppelmann will continue to manage the portfolio as an employee of Old Mutual Capital.  On the Effective Date, all references to Liberty Ridge in the Prospectus, except those references in the sections of the Prospectus entitled “The Investment Adviser & Sub-Advisers – Litigation” and “Financial Highlights”, are deleted.

On the Effective Date, the following replaces in its entirety the paragraph under the “Fund Summaries – Old Mutual Focused Fund – Investment Approach” section of the Prospectus on page 21:

The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.  To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies.  While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that Old Mutual Capital, the Fund’s Adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

On the Effective Date, the following is added after the first paragraph under the “More About the Funds – Investment Strategies and Risks” section of the Prospectus on page 84:

Old Mutual Capital’s Investment Strategies – Old Mutual Focused Fund

Old Mutual Capital’s core investment process for the Old Mutual Focused Fund is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth.  These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.  The investment process for the Old Mutual Focused Fund (1) attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity; and (2) is based primarily on the belief that appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

On the Effective Date, the following replaces in its entirety the second paragraph under the “Investment Adviser & Sub-Advisers – The Investment Adviser” section of the Prospectus on page 88:

Old Mutual Capital was appointed investment adviser to the Funds effective January 1, 2006.  As investment adviser, Old Mutual Capital manages and supervises the investments of the Funds, and oversees the investment decisions made by the Sub-Advisers for the Funds, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers.  Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions.  In addition, Old Mutual Capital allocates assets among the Sub-Advisers for Funds managed by multiple Sub-Advisers, and provides certain administrative services for the Funds.

On the Effective Date, the following replaces in its entirety the paragraph under the “Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Focused Fund” section of the Prospectus on page 93:

Old Mutual Focused Fund

Jerome J. Heppelmann, CFA, joined Old Mutual Capital in March, 2009.  Prior to joining Old Mutual Capital, Mr. Heppelmann served as a portfolio manager and member of the investment team (since 1997) and as a Vice President of Marketing/Client Service (since 1994) at Liberty Ridge.  Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-469 3/2009

Old Mutual Funds II
Supplement Dated March 5, 2009

This Supplement updates certain information contained in the currently effective Class Z and Institutional Class Shares Prospectus of Old Mutual Funds II (the “Trust”) dated December 9, 2008, as supplemented.  You should retain your Prospectus and any supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Expense Limitation Reduction – Old Mutual Focused Fund

Effective following the close of business on March 6, 2009, the following replaces in its entirety the “Fees and Expenses Table” under the “Fund Summaries – Old Mutual Focused Fund” section of the Prospectus on page 29:

Fees and Expenses Table

	Class Z		Institutional Class
Shareholder Fees (fees paid directly from your investment)
Short Term Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged and deducted directly from your investment)	2.00	%(1)	2.00	%(1)
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00		$12.00

Annual Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.75	%(2)	0.75	%(2)
Distribution and/or Service (12b-1) Fees	None		None
Other Expenses
Other Operating Expenses	0.61%		0.27%
Acquired Fund Fees and Expenses	0.01	%(3)	0.01	%(3)
Total Other Expenses	0.62%		0.28%
Total Annual Operating Expenses	1.37%		1.03%
Expense (Reduction)/Recoupment	(0.31)%		(0.22)%
Net Annual Operating Expenses	1.06	%(4)	0.81	%(4)

(1)
To prevent the Fund from being adversely affected by the transaction costs associated with short-term trading activity, the Fund will redeem shares at a price equal to the NAV of the shares, less an additional transaction fee equal to 2.00% of the NAV of all such shares redeemed within 10 calendar days of their purchase.  Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.  See the Policy Regarding Excessive or Short-Term Trading section of this Prospectus for more details.

(2)	The “Management Fees” information in the table includes fees for advisory and administrative services.

(3)
The Fund indirectly pays a portion of the expenses incurred by acquired funds.  Acquired Fund Fees and Expenses is an estimated annualized expense ratio of the acquired funds, based upon the historical expense ratio of the acquired funds as of their most recent fiscal period, which are stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon the actual expenses of the acquired funds.

(4)
These are the expenses you should expect to pay as an investor in this Fund as a result of Old Mutual Capital’s contractual commitment to waive through July 31, 2010 that portion, if any, of the annual management fee payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Fund’s expenses do not exceed certain limits.  Specifically, Old Mutual Capital has contractually agreed to limit total annual operating expenses (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to 1.05% and 0.80% for Class Z and Institutional Class shares, respectively.  In addition, Old Mutual Capital has agreed to separate limitations on the two components of the Fund’s total annual operating expenses:  fund level expenses (e.g., management fees, custody fees, trustee fees) and class level expenses (e.g., distribution and/or service fees, transfer agency fees, state registration costs, printing and distribution costs).  Fund level expenses are limited to 0.80% for each class and class level expenses are limited to 0.25% and 0.00% for Class Z and Institutional Class shares, respectively.  Old Mutual Capital’s agreement to limit fund level and class level expenses may result in Old Mutual Capital waiving fees or reimbursing Fund expenses even though the Fund’s total annual operating expenses are below the annual operating expense limit.  Old Mutual Capital may be entitled to reimbursement of any fees waived or expenses absorbed through December 31, 2008, in any fiscal year in which the Fund’s total assets are greater than $75 million, its operating expenses are less than the applicable expense limits, and the reimbursement is made within three years after the fees were waived or expenses absorbed.  Thereafter, Old Mutual Capital may seek reimbursement of fees waived or expenses absorbed within three years after the fees were waived or expenses absorbed, if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees or expenses are being reimbursed.  Old Mutual Capital and the Fund’s former adviser have agreed not to seek reimbursement for fees waived or expenses absorbed by the former adviser.

Effective August 1, 2010, Old Mutual Capital contractually agreed to limit the operating expenses of the Fund (excluding brokerage costs, interest, taxes, dividend and interest expenses on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate of 2.75% for Class Z and Institutional Class shares through July 31, 2019.  Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Effective following the close of business on March 6, 2009, the following replaces in its entirety the “Your Cost” table under the “Fund Summaries – Old Mutual Focused Fund” section of the Prospectus on page 30:

Your Cost

	1 Year	3 Years	5 Years	10 Years
Class Z	$108	$403	$720	$1,619
Institutional Class	$83	$306	$547	$1,239

Effective following the close of business on March 6, 2009, the following replaces in their entirety the “Performance Example” tables under the “Fund Summaries – Old Mutual Focused Fund” section of the Prospectus on page 31:

Class Z Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	1.06%	3.94%	$10,394	$108
2	10.25%	1.37%	7.71%	$10,771	$145
3	15.76%	1.37%	11.62%	$11,162	$150
4	21.55%	1.37%	15.67%	$11,567	$156
5	27.63%	1.37%	19.87%	$11,987	$161
6	34.01%	1.37%	24.23%	$12,423	$167
7	40.71%	1.37%	28.73%	$12,873	$173
8	47.75%	1.37%	33.41%	$13,341	$180
9	55.13%	1.37%	38.25%	$13,825	$186
10	62.89%	1.37%	43.27%	$14,327	$193

Total Gain After Fees & Expenses				$4,327
Total Annual Fees & Expenses					$1,619

Institutional Class Shares
	Initial Hypothetical $10,000 Investment			5% Assumed Rate of Return
Year	Cumulative Return Before Fees & Expenses	Annual Expense Ratio	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.81%	4.19%	$10,419	$83
2	10.25%	1.03%	8.33%	$10,833	$109
3	15.76%	1.03%	12.63%	$11,263	$114
4	21.55%	1.03%	17.10%	$11,710	$118
5	27.63%	1.03%	21.75%	$12,175	$123
6	34.01%	1.03%	26.58%	$12,658	$128
7	40.71%	1.03%	31.61%	$13,161	$133
8	47.75%	1.03%	36.83%	$13,683	$138
9	55.13%	1.03%	42.26%	$14,226	$144
10	62.89%	1.03%	47.91%	$14,791	$149

Total Gain After Fees & Expenses				$4,791
Total Annual Fees & Expenses					$1,239

Old Mutual Focused Fund

Effective on or about the close of business on March 31, 2009 (the “Effective Date”), the sub-advisory agreement with Liberty Ridge Capital, Inc. (“Liberty Ridge”) will be terminated and Old Mutual Capital, Inc. (“Old Mutual Capital”) will begin providing the portfolio management services previously provided by Liberty Ridge. Jerome J. Heppelmann, will continue to manage the portfolio as an employee of Old Mutual Capital.  On the Effective Date, all references to Liberty Ridge in the Prospectus, except those references in the sections of the Prospectus entitled “The Investment Adviser & Sub-Advisers – Litigation” and “Financial Highlights”, are deleted.

On the Effective Date, the following replaces in its entirety the paragraph under the “Fund Summaries – Old Mutual Focused Fund – Investment Approach” section of the Prospectus on page 27:

The Fund, a non-diversified fund, seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.  To pursue this goal, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies.  While the Fund may invest in companies of any market capitalization, the Fund generally invests in large-cap companies that Old Mutual Capital, the Fund’s Adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations. Equity securities in which the Fund may invest include common and preferred stock.

On the Effective Date, the following is added after the first paragraph under the “More About the Funds – Investment Strategies and Risks” section of the Prospectus on page 94:

Old Mutual Capital’s Investment Strategies – Old Mutual Focused Fund

Old Mutual Capital’s core investment process for the Old Mutual Focused Fund is driven by fundamental research and a multi-factor model that screens companies with attractive valuations relative to the sector and the market, near-term business dynamics, and long-term earnings growth.  These securities are generally trading at modest relative valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.  The investment process for the Old Mutual Focused Fund (1) attempts to focus on stocks of companies that are industry leaders where management teams have an incentive to grow bottom line earnings rather than focus primarily on revenues or return on equity; and (2) is based primarily on the belief that appropriately priced companies that are leaders in their industries with limited competition and high barriers to entry possess the characteristics that have the highest probability of outperforming the market over full market cycles in the blend space.

On the Effective Date, the following replaces in its entirety the second paragraph under the “Investment Adviser & Sub-Advisers – The Investment Adviser” section of the Prospectus on page 99:

Old Mutual Capital was appointed investment adviser to the Funds effective January 1, 2006.  As investment adviser, Old Mutual Capital manages and supervises the investments of the Funds, and oversees the investment decisions made by the Sub-Advisers for the Funds, including monitoring the performance, security holdings and portfolio trading of the Sub-Advisers.  Old Mutual Capital also oversees the Sub-Advisers’ compliance with prospectus limitations and other relevant investment restrictions.  In addition, Old Mutual Capital allocates assets among the Sub-Advisers for Funds managed by multiple Sub-Advisers, and provides certain administrative services for the Funds.

On the Effective Date, the following replaces in its entirety the paragraph under the “Investment Adviser & Sub-Advisers – The Portfolio Managers – Old Mutual Focused Fund” section of the Prospectus on page 106:

Old Mutual Focused Fund

Jerome J. Heppelmann, CFA, joined Old Mutual Capital in March, 2009.  Prior to joining Old Mutual Capital, Mr. Heppelmann served as a portfolio manager and member of the investment team (since 1997) and as a Vice President of Marketing/Client Service (since 1994) at Liberty Ridge.  Prior to joining Liberty Ridge, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-470 3/2009

Old Mutual Funds II
Supplement Dated March 5, 2009

This Supplement updates certain information contained in the currently effective Class A, Class C, Class Z and Institutional Class Shares Statement of Additional Information (the “SAI”) of Old Mutual Funds II dated December 9, 2008, as supplemented.  You should retain your SAI and current supplements for future reference.  You may obtain an additional copy of the SAI and all current supplements, free of charge, by calling 888-772-2888 or via the Internet at oldmutualfunds.com.

Expense Limitation Reduction – Old Mutual Focused Fund

Effective following the close of business on March 6, 2009, the following replaces in its entirety the Old Mutual Focused Fund expense limitation data, as presented in the Expense Limitation table under “The Investment Adviser, Sub-Advisers and Other Service Providers – The Adviser” section of the SAI on page 48:

Fund	Class A Expense Limitation	Class C Expense Limitation	Class Z Expense Limitation	Institutional Class Expense Limitation
Old Mutual Focused Fund	1.30%	2.05%	1.05%	0.80%

Old Mutual Focused Fund

Effective on or about the close of business on March 31, 2009 (the “Effective Date”), the sub-advisory agreement with Liberty Ridge Capital, Inc. (“Liberty Ridge”) will be terminated and Old Mutual Capital, Inc. (“Old Mutual Capital”) will begin providing the portfolio management services previously provided by Liberty Ridge. Jerome J. Heppelmann will continue to manage the portfolio as an employee of Old Mutual Capital.  On the Effective Date, all references to Liberty Ridge in the SAI are deleted.

On the Effective Date, the following is added to Exhibit D of the SAI under the section entitled “Portfolio Manager Disclosure - Description of Compensation Structure” on page EXH-D-4:

Old Mutual Capital

Old Mutual Capital seeks to maintain a compensation program that is competitive relative to investment management industry standards to attract and retain superior investment professionals.  Old Mutual Capital’s compensation structure includes the following components: base salary, annual bonus, deferred profit sharing, and the ability to participate in a voluntary income deferral plan.  Each of these components of compensation is described below.

•	Base Salary. The portfolio manager is paid a fixed base salary, which varies depending on the market forces at the time the portfolio manager is hired or upon any renewal period.

•
Bonus.  The portfolio manager is eligible to receive an annual bonus. Bonus amounts are principally tied to investment performance versus appropriate peer groups and benchmarks and are based on pre-tax performance generally over a one, three, and five year periods.  Greater emphasis is placed on returns for periods longer than one year and lesser emphasis on one-year returns, which serves to align the compensation of portfolio managers with longer-term positive investment performance.

•
Deferred Profit Sharing.  All employees are eligible to receive annual profit sharing contributions under a qualified profit sharing plan, subject to IRS limitations.  Discretionary contributions are made on an annual basis.

•
Deferred Compensation Plan.  Upon meeting certain requirements, the portfolio manager is also eligible to participate in a voluntary, nonqualified deferred compensation plan that allows participants to defer a portion of their income on a pre-tax basis and potentially earn tax-deferred returns.

In addition, the portfolio manager is eligible to participate in benefit plans and programs generally available to all employees of Old Mutual Capital.

New Portfolio Managers – Old Mutual Strategic Small Company Fund

The following is added to Exhibit D of the SAI under the section entitled “Portfolio Manager Disclosure – Investments in Each Fund” on page EXH-D-1:

NAME OF PORTFOLIO MANAGER	NAME OF FUND	DOLLAR RANGE OF INVESTMENTS IN EACH FUND
Bradley J. Fretz*	Strategic Small Company Fund	None
Jeffrey A. Johnson*	Strategic Small Company Fund	None
Peter A. Johnson*	Strategic Small Company Fund	None
J. Stephen Thornborrow*	Strategic Small Company Fund	None

*	Indicates new portfolio manager as of the close of business on February 27, 2009. Dollar Range of Investments in Each Fund is as of March 2, 2009.

_______________________________________________________________
Distributed by Old Mutual Investment Partners
R-09-471 3/2009